Equity - Schedule of Share Repurchase Programs (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Apr. 30, 2025	Feb. 28, 2025	Sep. 30, 2024	May 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Oct. 31, 2023
Equity [Abstract]
Share repurchase program, authorized amount	$ 1,000	$ 750	$ 500	$ 1,000	$ 500	$ 500	$ 500	$ 250	$ 500